COLUMBIA FUNDS SERIES TRUST

COLUMBIA LARGE CAP ENHANCED CORE FUND

(the “Fund”)

Supplement dated July 28, 2011 to the

Fund’s prospectuses dated July 1, 2011

1.	Effective August 1, 2011, the section of each prospectus for the Fund entitled “Investment Adviser and Portfolio Manager(s)” is deleted in its entirety and replaced with the following disclosure:

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Brian M. Condon, CFA Co-manager. Service with the Fund since 2009.

Oliver Buckley Co-manager. Service with the Fund since August 2011.

2.	Effective August 1, 2011, the section of each prospectus for the Fund entitled “Management of the Fund — Portfolio Manager” is deleted in its entirety and replaced with the following disclosure:

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Brian M. Condon, CFA

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 1999 until joining the Adviser in May 2010, Mr. Condon was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Alley began his investment career in 1993 and earned a B.A. from Bryant University and an M.S. from Bentley University.

Oliver E. Buckley

Co-manager. Service with the Fund since August 2011.

Portfolio Manager of the Adviser. Mr. Buckley joined the Adviser in July 2011. From 2000 to 2010, Mr. Buckley was Head of Active Equity for Mellon Capital Management. He began his investment career in 1989 and earned a B.S. and M.S. from Stanford University and an M.B.A. from University of California, Berkeley.

Shareholders should retain this Supplement for future reference.

C-1701-1 A (7/11)

COLUMBIA FUNDS SERIES TRUST

COLUMBIA LARGE CAP VALUE FUND

(the “Fund”)

Supplement dated July 28, 2011 to the

Fund’s prospectuses dated July 1, 2011

1.	Effective August 1, 2011, the section of each prospectus for the Fund entitled “Investment Adviser and Portfolio Manager(s)” is deleted in its entirety and replaced with the following disclosure:

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Laton Spahr, CFA Co-manager. Service with the Fund since August 2011.

Paul F. Stocking Co-manager. Service with the Fund since August 2011.

Steven R. Schroll Co-manager. Service with the Fund since August 2011.

2.	Effective August 1, 2011, the table in the section of each prospectus for the Fund entitled “Management of the Fund — Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

Laton Spahr, CFA

Co-manager. Service with the Fund since August 2011.

Portfolio Manager of the Adviser. Associated with the Adviser as an investment professional since 2001. Mr. Spahr began his investment career in 1999 and earned a B.S. from University of Wyoming and an M.S. from University of Wisconsin-Madison.

Paul F. Stocking

Co-manager. Service with the Fund since August 2011.

Portfolio Manager of the Adviser. Associated with the Adviser as an investment professional since 1995. Mr. Stocking began his investment career in 1987 and earned a B.B.A. from University of Michigan and an M.B.A from University of Chicago.

Steven R. Schroll

Co-manager. Service with the Fund since August 2011.

Portfolio Manager of the Adviser. Associated with the Adviser as an investment professional since 1998. Mr. Schroll began his investment career in 1981 and earned a B.S. from Drake University and an M.B.A. from the University of Minnesota.

Shareholders should retain this Supplement for future reference.

C-1211-1 A (7/11)

COLUMBIA FUNDS SERIES TRUST

COLUMBIA LARGE CAP INDEX FUND

COLUMBIA MID CAP INDEX FUND

COLUMBIA SMALL CAP INDEX FUND

(each a “Fund” and, together, the “Funds”)

Supplement dated July 28, 2011 to each

Fund’s prospectuses dated July 1, 2011

1.	Effective August 1, 2011, the section of the prospectuses for each Fund entitled “Investment Adviser and Portfolio Manager(s)” is deleted in its entirety and replaced with the following disclosure:

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	Alfred F. Alley III, CFA Co-manager. Service with the Fund since 2009.

Vadim Shteyn Co-manager. Service with the Fund since August 2011.

2.	Effective August 1, 2011, the section of the prospectuses for each Fund entitled “Management of the Fund — Portfolio Manager” is deleted in its entirety and replaced with the following:

Portfolio Managers

Information about the Adviser’s portfolio managers who are primarily responsible for overseeing the Fund’s investments is shown in the table below. The SAI provides more information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in the Fund.

Alfred F. Alley III, CFA

Co-manager. Service with the Fund since 2009.

Portfolio Manager of the Adviser. From 2005 until joining the Adviser in May 2010, Mr. Alley was associated with the Fund’s previous investment adviser as an investment professional. Mr. Alley began his investment career in 2000 and earned a B.S. from Northeastern University.

Vadim Shteyn

Co-manager. Service with the Fund since August 2011.

Portfolio Manager of the Adviser. From August 2006 until joining the Adviser in May 2010, Mr. Shteyn was associated with the Fund’s previous investment adviser as an investment professional. Mr. Shteyn began his investment career in 2006.

Shareholders should retain this Supplement for future reference.

C-1266-5 A (7/11)

COLUMBIA FUNDS SERIES TRUST

COLUMBIA MID CAP VALUE FUND

(the “Fund”)

Supplement dated July 28, 2011 to the

Fund’s prospectuses dated July 1, 2011

1.	Effective August 1, 2011, the section of each prospectus for the Fund entitled “Investment Adviser and Portfolio Manager(s)” is deleted in its entirety and replaced with the following disclosure:

Investment Adviser	Portfolio Managers

Columbia Management Investment Advisers, LLC	David I. Hoffman Co-manager. Service with the Fund since 2004.

Lori J. Ensinger, CFA Co-manager. Service with the Fund since 2001.

Noah J. Petrucci, CFA Co-manager. Service with the Fund since 2002.

2.	Effective August 1, 2011, the table in the section of each prospectus for the Fund entitled “Management of the Fund — Portfolio Managers” is deleted in its entirety and replaced with the following disclosure:

David I. Hoffman

Co-manager. Service with the Fund since 2004.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Mr. Hoffman was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Hoffman began his investment career in 1986 and earned a B.A. from Grinnell College and a Masters from Columbia University.

Lori J. Ensinger, CFA

Co-manager. Service with the Fund since 2001.

Portfolio Manager of the Adviser. From 2001 until joining the Adviser in May 2010, Ms. Ensinger was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Ms. Ensinger began her investment career in 1983 and earned a B.A. from Williams College.

Noah J. Petrucci, CFA

Co-manager. Service with the Fund since 2002.

Portfolio Manager of the Adviser. From 2002 until joining the Adviser in May 2010, Mr. Petrucci was associated with the Fund’s previous investment adviser or its predecessors as an investment professional. Mr. Petrucci began his investment career in 1993 and earned a B.A. from University of Massachusetts at Amherst.

Shareholders should retain this Supplement for future reference.

C-1216-1 A (7/11)